Bank Loan - Schedule of Bank Loan (Details) - Term loan I [Member]	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2025 USD ($)
Schedule of Bank Loan [Line Items]
Principal amount	RM 390,600	RM 390,600	RM 390,600
Maturity date	Nov. 30, 2033	Nov. 30, 2033	Nov. 30, 2033
Period	10 years	10 years	10 years
Interest rate	Base Financing Rate minus 2.00%	Base Financing Rate minus 2.00%	Base Financing Rate minus 2.00%
Third party guarantee			Nil
Directors’ personal guarantee	RM 390,600	RM 390,600	RM 390,600
Carrying amount	358,715	358,715	388,113	$ 80,286
Carrying amount (in Dollars)	RM 358,715	RM 358,715	RM 388,113	$ 80,286